Property, Plant and Equipment (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment
Property, plant and equipment, gross	$ 5,527		$ 4,955	$ 3,446
Less: accumulated depreciation	(2,144)		(1,871)	(1,020)
Property, plant and equipment, net	3,383		3,084	2,426
Depreciation	273	$ 180	872	561
Vehicles
Property, Plant and Equipment
Property, plant and equipment, gross	354		354	386
Buildings
Property, Plant and Equipment
Property, plant and equipment, gross			43	43
Computer equipment
Property, Plant and Equipment
Property, plant and equipment, gross	25		25	23
Furniture and fixtures
Property, Plant and Equipment
Property, plant and equipment, gross	3		3	3
Machinery and equipment
Property, Plant and Equipment
Property, plant and equipment, gross	1,404		1,404	1,140
Internal-use software
Property, Plant and Equipment
Property, plant and equipment, gross	$ 3,698		$ 3,126	$ 1,851